Financial instruments and related disclosures - Reconciliation of financial instruments and other receivables and other non-current assets (Detail) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets and non financial assets [line items]
Trade and other receivables (Note 26)	£ 7,385	£ 7,053
Other non-current assets	1,584	1,194
Assets held for sale	76	98
Total financial assets	12,869	15,734
Trade and other receivables and other noncurrent assets
Disclosure of financial assets and non financial assets [line items]
Trade and other receivables (Note 26)	7,385	7,053
Other non-current assets	1,584	1,194
Total financial assets	8,969	8,247
Financial assets at FVTPL | Trade and other receivables and other noncurrent assets
Disclosure of financial assets and non financial assets [line items]
Trade and other receivables (Note 26)	23	50
Other non-current assets	18	13
Total financial assets	41	63
Financial assets measured at fair value through other comprehensive income (FVTOCI): | Trade and other receivables and other noncurrent assets
Disclosure of financial assets and non financial assets [line items]
Trade and other receivables (Note 26)	2,541	2,327
Other non-current assets	0	0
Total financial assets	2,541	2,327
Amortised cost | Trade and other receivables and other noncurrent assets
Disclosure of financial assets and non financial assets [line items]
Trade and other receivables (Note 26)	3,829	3,789
Other non-current assets	9	21
Total financial assets	3,838	3,810
Financial instruments | Trade and other receivables and other noncurrent assets
Disclosure of financial assets and non financial assets [line items]
Trade and other receivables (Note 26)	6,393	6,166
Other non-current assets	27	34
Total financial assets	6,420	6,200
Non financial instruments | Trade and other receivables and other noncurrent assets
Disclosure of financial assets and non financial assets [line items]
Trade and other receivables (Note 26)	992	887
Other non-current assets	1,557	1,160
Total financial assets	£ 2,549	£ 2,047